SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility (weighted-average), minimum	69.40%	95.00%
Expected volatility (weighted-average), maximum	95.00%	108.00%
Expected life (weighted-average)		10 years
Expected dividends
Risk-free interest rate (based on US government bonds), minimum	4.19%	3.62%
Risk-free interest rate (based on US government bonds), maximum	4.26%	3.95%
Weighted-average grant date fair value	$ 5.28	$ 1.28
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 4.31	1.25
Expected life (weighted-average)	3 years 10 months 24 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share price	$ 6.50	$ 1.67
Expected life (weighted-average)	10 years